19. Employee benefits (post-employment) (Details Narrative) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	May 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Crude oil and oil products pledged as security			$ 2,750.0	$ 2,750.0
Average duration of actuarial liability related to plan	The average durations of the actuarial liability related to PPSP-R and PPSP-NR plans, as of December 31, 2020, are 12.43 and 11.51 years, respectively (13.78 and 11.05 as of December 31, 2019).
Contribution for plan with defined contribution characteristics		$ 414.0
Other comprehensive income			(14,263.0)	$ (5,708.0)	$ (13,515.0)
Description of semiannual installments				This counterpart contribution will be paid in 40 semiannual installments for a period of 20 years, updated based on the fixed actuarial target of the plans, revised annually. As of December 31, 2020, the updated balance of this Company’s obligation amounted to US$ 444 (R$ 2,206 million).
Reduction in the ump sum death benefit				$ (352.0)
Experience (gains) / losses			(821.0)	(1,348.0)
Current service cost			(2,675.0)	306.0
Interest income and expenses			$ 97.0	$ 2,901.0
Actuarial liability participation			21 years 7 months 21 days	15 years 3 months 4 days
Covers 2015 [member]
Disclosure of net defined benefit liability (asset) [line items]
Accumulated deficit of the plan			$ 6,485.0	$ 33.7
Additional contribution of participants in defined benefit plan			2,611.0	13,566.0
Covers 2018 [member]
Disclosure of net defined benefit liability (asset) [line items]
Accumulated deficit of the plan			3,006.0	15,620.0
Additional contribution of participants in defined benefit plan			395.0	2,054.0
AMS Plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Change in the liabilities gain			2,538.0
Deficit settlement plan petros plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Accumulated deficit of the plan			573.0
Additional contribution of participants in defined benefit plan				256.0
Defined contribution pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined contribution pension plans paid			85.0
PPSPR [member]
Disclosure of net defined benefit liability (asset) [line items]
Contribution for plan with defined contribution characteristics	$ 397.0
Employers' expected contributions to the plan	240.0
Financial assumptions			1,713.0
Changes in fair value of plan assets	7,018.0			10,688.0
PPSP-NR [member]
Disclosure of net defined benefit liability (asset) [line items]
Employers' expected contributions to the plan	74.0
Financial assumptions			$ 1,420.0	906.0
Net actuarial liability registered by the Company				3,264.0
Changes in fair value of plan assets	$ 10.0			$ 1,193.0